Other liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other liabilities	Other liabilities
As at December 31, 2021 and December 31, 2020, other liabilities included the following:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Uncertain tax positions	85	79
Accrued expenses	81	110
Employee withheld taxes, social security and vacation payments	46	47
Lease liabilities	35	68
Contract liabilities	35	31
Taxes payable	27	27
Accrued interest expense	—	10
Other liabilities	35	33
Total Other Liabilities	344	405
Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Other current liabilities	230	285
Other non-current liabilities	114	120
Total Other Liabilities	344	405